Schedule IV - Summary of Reinsurance (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 14,784	€ 16,723	€ 17,856
Ceded to other companies	2,703	2,434	2,663
Assumed from other companies	1,315	1,415	1,459
Net amount	€ 13,396	€ 15,704	€ 16,653
% of amount assumed to net	10.00%	9.00%	9.00%
Life insurance in force [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 895,593	€ 955,451	€ 874,423
Ceded to other companies	599,091	699,005	708,242
Assumed from other companies	408,201	480,723	512,735
Net amount	€ 704,703	€ 737,170	€ 678,915
% of amount assumed to net	58.00%	65.00%	76.00%
Life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 12,619	€ 14,524	€ 15,526
Ceded to other companies	2,541	2,276	2,500
Assumed from other companies	1,310	1,402	1,443
Net amount	€ 11,387	€ 13,650	€ 14,470
% of amount assumed to net	12.00%	10.00%	10.00%
Non-Life insurance [member]
Disclosure of reinsurance transactions [Line Items]
Gross amount	€ 2,165	€ 2,199	€ 2,330
Ceded to other companies	162	158	163
Assumed from other companies	5	13	16
Net amount	€ 2,008	€ 2,055	€ 2,183
% of amount assumed to net	0.00%	1.00%	1.00%